FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        March 27, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Advisor Series VII (the trust):

             Fidelity Advisor Consumer Industries Fund
             Fidelity Advisor Cyclical Industries Fund
             Fidelity Advisor Financial Services Fund
             Fidelity Advisor Health Care Fund
             Fidelity Advisor Technology Fund
             Fidelity Advisor Utilities Growth Fund (the funds)

             File No. 2-67004 and 811-3010

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary